PRIVATE PLACEMENT	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
LifeSci Acquisition II Corp
PRIVATE PLACEMENT

NOTE 5. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 3,146,454 Private Warrants at a price of $0.90 per Private Warrant for an aggregate purchase price of $2,831,809. Each Private Warrant is exercisable to purchase one share of common stock at an exercise price of $11.50 per warrant. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law). There will be no redemption rights or liquidating distributions from the Trust Account with respect to the Private Warrants.

NOTE 5. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 3,146,454 Private Warrants at a price of $0.90 per Private Warrant for an aggregate purchase price of $2,831,809. Each Private Warrant is exercisable to purchase one share of common stock at an exercise price of $11.50 per warrant. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law). There will be no redemption rights or liquidating distributions from the Trust Account with respect to the Private Warrants.